Provision for Pension Plan - Fair Value of Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	R$ 1,641,861
Fair value of plan assets at the end of the year	1,700,472	R$ 1,641,861
TCSPREV plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	1,845,367	1,558,858
Actual return on plan assets	163,580	340,110
Benefits paid	(54,979)	(53,329)
Fair value of plan assets at the end of the year	1,953,967	1,845,367
BrTPREV Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	1,806,042	1,601,000
Actual return on plan assets	295,413	354,410
Company's contributions	15	47,000
Benefits paid	(205,879)	(196,368)
Fair value of plan assets at the end of the year	1,895,591	1,806,042
TelemarPrev Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	3,853,595	3,275,485
Actual return on plan assets	552,451	823,606
Benefits paid	(263,493)	(245,496)
Fair value of plan assets at the end of the year	4,142,553	3,853,595
PBS-Telemar Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	314,203	277,624
Actual return on plan assets	69,540	58,211
Company's contributions	73	72
Participan's contributions	41	42
Benefits paid	(23,158)	(21,746)
Fair value of plan assets at the end of the year	360,700	314,203
PAMEC Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Company's contributions	122	157
Benefits paid	R$ (122)	R$ (157)